Balances and Transactions with Related Parties and Affiliated Companies - Commitments (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Short-term employee benefits paid	$ 1,914	$ 3,742	$ 2,381
Postemployment benefits	71	54	53
Termination benefits	117	935	63
Share-based payments	$ 947	$ 943	$ 866